INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
INVESTMENTS
Interest income	¥ 24,394	¥ 28,989		¥ 56,938
Held-to-maturity investments
Gross unrecognized holding gains		0		0		¥ 0
Gross unrecognized holding losses		0		0		0
Available-for-sale investments
Changes in fair value of the available-for-sale investments, net of tax	3,839	2,414		411
Other-than-temporary impairment recognized	0	0		0
Fair value		835,565	[1]		$ 66,217	460,991
Debt securities
Available-for-sale investments
Cost		838,504				460,027
Unrealized gains in accumulated other comprehensive (loss)/income		(2,825)				1,014
Impact of exchange rate	(50)	(114)
Fair value		835,565				¥ 460,991
Equity securities
INVESTMENTS
Interest income	¥ 5,833	¥ 7,022		¥ 15,711

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.